Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule Of Marketable Securities

	2011			2012
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$15	$219	$204	$99	$303
Government bonds	12,784	378	13,162	3,515	250	3,765

	$12,988	$393	$13,381	$3,719	$349	$4,068

Schedule Of Aggregate Maturities Of Marketable Securities

	Amortized cost	Gross unrealized gain	Fair market value

Less than 1 year	$-	$-	$-
1-3 years	3,515	250	3,765
3-5 years	91	46	137
More than 5 years	113	53	166

	$3,719	$349	$4,068